Note 29 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2022	2021

Trade payables and accruals	3,502	2,503
Electricity accrual	2,386	888
Audit fee	284	260
Dividends due	1,883	–
Solar plant supplier accrual	1,852	–
Bilboes oxide project payable (note 5)*	872	–
Other payables	651	749
Financial liabilities	11,430	4,400

Production and management bonus accrual - Blanket Mine	287	899
Other employee benefits	982	657
Leave pay	2,462	2,410
Bonus provision	1,025	645
Accruals	1,268	946
Non-financial liabilities	6,024	5,557
Total	17,454	9,957